Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000010427 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010427 | BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010427 | BNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010427 | BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010427 | BNY-14040H105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000010427 | BNY-693475105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010427 | BNY-902973304
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010427 | BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010427 | BNY-BN6NP19
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010427 | BNY-89832Q109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010427 | Savings & Loans
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010427 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000010427 | Banks
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000010428 | BNY-BNZHB81
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010428 | BNY-651639106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010428 | BNY-824348106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010428 | BNY-35671D857
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010428 | BNY-278865100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010428 | BNY-009158106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010428 | BNY-22052L104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010428 | BNY-670346105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010428 | BNY-929160109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010428 | BNY-BRXH266
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010428 | Forest Products & Paper
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010428 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010428 | Iron & Steel
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000010428 | Packaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000010428 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000010428 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000010428 | Mining
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000010380 | BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000010380 | BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000010380 | BNY-375558103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000010380 | BNY-92532F100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010380 | BNY-75886F107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010380 | BNY-76155X100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010380 | BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010380 | BNY-07725L102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010380 | BNY-60770K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010380 | BNY-09062X103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010380 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000010380 | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010380 | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000010380 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000010381 | BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000010381 | BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000010381 | BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000010381 | BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010381 | BNY-02209S103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010381 | BNY-194162103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010381 | BNY-61174X109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010381 | BNY-609207105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010381 | BNY-49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010381 | BNY-871829107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010381 | Internet
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010381 | Retail
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010381 | Household Products & Housewares
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000010381 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000010381 | Cosmetics & Personal Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000010381 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000010381 | Food
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000010382 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000010382 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000010382 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000010382 | BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000010382 | BNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000010382 | BNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010382 | BNY-512807306
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010382 | BNY-482480100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000010382 | BNY-882508104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010382 | BNY-573874104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010382 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000010382 | Electrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000010382 | Computers
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000010382 | Miscellaneous Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010382 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010382 | Energy-Alternate Sources
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010382 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000010383 | BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000010383 | BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000010383 | BNY-20825C104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010383 | BNY-969457100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010383 | BNY-91913Y100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010383 | BNY-56585A102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010383 | BNY-26875P101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010383 | BNY-718546104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010383 | BNY-49456B101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010383 | BNY-806857108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010383 | Mining
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000010383 | Energy-Alternate Sources
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010383 | Coal
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000010383 | Master Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000010383 | Oil & Gas Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000010383 | Pipelines
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000010383 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000010384 | BNY-806857108
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000010384 | BNY-05722G100
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000010384 | BNY-406216101
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000010384 | BNY-50012A108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010384 | BNY-03957W106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010384 | BNY-BDSFG98
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010384 | BNY-62955J103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010384 | BNY-83418M103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010384 | BNY-BLNN369
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010384 | BNY-B3KFWW1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010384 | Oil & Gas Services
Holdings [Line Items]
Percent of Net Asset Value	71.40%
C000010384 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000010384 | Machinery-Diversified
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010384 | Metal Fabricate & Hardware
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010385 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010385 | BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010385 | BNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010385 | BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010385 | BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010385 | BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010385 | BNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010385 | BNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010385 | BNY-617446448
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010385 | BNY-025816109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010385 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000010385 | Banks
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000010385 | Software
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010385 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010385 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000010385 | REITS
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000010385 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000010386 | BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010386 | BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010386 | BNY-375558103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010386 | BNY-92532F100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010386 | BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010386 | BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010386 | BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010386 | BNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010386 | BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010386 | BNY-002824100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010386 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000010386 | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000010386 | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000010386 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000010386 | Internet
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000010386 | Software
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010386 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010387 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000010387 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000010387 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010387 | BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010387 | BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010387 | BNY-040413205
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010387 | BNY-90353T100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010387 | BNY-09857L108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010387 | BNY-79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010387 | BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010387 | Internet
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000010387 | Computers
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010387 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000010387 | Software
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000010387 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010387 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010387 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010388 | BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010388 | BNY-02209S103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010388 | BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010388 | BNY-09857L108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010388 | BNY-580135101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010388 | BNY-254687106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010388 | BNY-855244109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010388 | BNY-009066101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010388 | BNY-20030N101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010388 | BNY-25809K105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010388 | Internet
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000010388 | Retail
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000010388 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000010388 | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000010388 | Lodging
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000010388 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000010388 | Media
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000010412 | BNY-651639106
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000010412 | BNY-35671D857
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000010412 | BNY-BRXH266
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000010412 | BNY-008474108
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000010412 | BNY-06849F108
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000010412 | BNY-962879102
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010412 | BNY-351858105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000010412 | BNY-38059T106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010412 | BNY-496902404
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010412 | BNY-697900108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010412 | Mining
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000010395 | BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010395 | BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010395 | BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010395 | BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010395 | BNY-03027X100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010395 | BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010395 | BNY-756109104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010395 | BNY-74460D109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010395 | BNY-92276F100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010395 | BNY-12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010395 | REITs-Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000010395 | Real Estate Management/Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000010395 | REITs-Storage
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000010395 | REITs-Warehouse/Industries
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000010395 | REITs-Apartments
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000010395 | REITs-Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000010395 | REITs-Diversified
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000010389 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000010389 | BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010389 | BNY-437076102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010389 | BNY-22160K105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010389 | BNY-548661107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010389 | BNY-872540109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010389 | BNY-67103H107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010389 | BNY-146869102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010389 | BNY-778296103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010389 | BNY-87612E106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010389 | Internet
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000010389 | Retail
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000010389 | Software
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010389 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000010389 | Distribution & Wholesale
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010391 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000010391 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010391 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010391 | BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010391 | BNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010391 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000010391 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010391 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000010391 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000010391 | BNY-80004C200
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010391 | Internet
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000010391 | Computers
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000010391 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000010391 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000010391 | Software
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000010391 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000010391 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010392 | BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000010392 | BNY-040413205
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000010392 | BNY-20030N101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000010392 | BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000010392 | BNY-171779309
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000010392 | BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010392 | BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000010392 | BNY-620076307
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010392 | BNY-872590104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010392 | BNY-00217D100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010392 | Internet
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000010392 | Computers
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000010392 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	74.20%
C000010392 | Software
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010392 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010392 | Media
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000010392 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010393 | BNY-90353T100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010393 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000010393 | BNY-907818108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010393 | BNY-911312106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010393 | BNY-126408103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010393 | BNY-655844108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010393 | BNY-37045V100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010393 | BNY-247361702
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010393 | BNY-31428X106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010393 | BNY-345370860
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010393 | Internet
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000010393 | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010393 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010393 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000010393 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000010393 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000010393 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000010394 | BNY-65339F101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000010394 | BNY-842587107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010394 | BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010394 | BNY-025537101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010394 | BNY-21037T109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010394 | BNY-25746U109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010394 | BNY-816851109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010394 | BNY-29364G103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010394 | BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010394 | BNY-98389B100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010394 | Water
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010394 | Gas
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000010394 | Electric
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000010422 | BNY-824348106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010422 | BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010422 | BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010422 | BNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000010422 | BNY-025816109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010422 | BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010422 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010422 | BNY-437076102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000010422 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010422 | BNY-149123101
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000010422 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000010422 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000010422 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000010422 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000010422 | Equity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000010422 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000010422 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000010422 | OTC Equity Index Swap Agreements-L
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000010424 | OTC Equity Index Swap Agreements Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(199.90%)
C000010396 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010396 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010396 | BNY-90138F102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010396 | BNY-144285103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010396 | BNY-55306N104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010396 | BNY-231561101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010396 | BNY-BDVJJQ5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010396 | BNY-29362U104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000010396 | BNY-01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010396 | BNY-452327109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010396 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000010396 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000010396 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000010396 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000010396 | Financial
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000010396 | OTC Equity Index Swap Agreements-L
Holdings [Line Items]
Percent of Net Asset Value	76.10%
C000010414 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000010414 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000010414 | OTC Equity Index Swap Agreements Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(102.30%)
C000010425 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000010425 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000010425 | BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010425 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010425 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010425 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000010425 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010425 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010425 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000010425 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010425 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000010425 | Communications
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000010425 | Technology
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000010425 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000010425 | OTC Equity Index Swap Agreements-L
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000010421 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000010421 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010421 | BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010421 | BNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010421 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010421 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010421 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000010421 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010421 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010421 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010421 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000010421 | Communications
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000010421 | Technology
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000010421 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000010421 | Equity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000010421 | OTC Equity Index Swap Agreements-L
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000010426 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000010426 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010426 | OTC Equity Index Swap Agreements Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(98.40%)
C000010397 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010397 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010397 | BNY-92206C664
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000010397 | BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000010397 | BNY-615394202
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010397 | BNY-44812J104
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010397 | BNY-23282W605
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010397 | BNY-92552V100
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010397 | BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010397 | BNY-57776J100
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000010397 | Equity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000010397 | OTC Equity Index Swap Agreements-L
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000010397 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000032290 | BNY-92206C664
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000032290 | BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000032290 | Equity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000032290 | OTC Equity Index Swap Agreements-L
Holdings [Line Items]
Percent of Net Asset Value	155.40%
C000032290 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000010415 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000010415 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010415 | OTC Equity Index Swap Agreements Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(98.80%)
C000010401 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000010401 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010401 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010401 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010401 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010401 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000010401 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000010401 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010401 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010401 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010401 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000010401 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000010401 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000010401 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000010401 | Equity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000010401 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000010401 | Financial
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000010401 | OTC Equity Index Swap Agreements-L
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000010420 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000010420 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010420 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010420 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010420 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010420 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010420 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000010420 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000010420 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010420 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010420 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000010420 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000010420 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000010420 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000010420 | Equity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000010420 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000010420 | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000010420 | OTC Equity Index Swap Agreements-L
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000010423 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000010423 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000010423 | OTC Equity Index Swap Agreements Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(100.00%)
C000010408 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010408 | BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010408 | BNY-512807306
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010408 | BNY-482480100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010408 | BNY-80004C200
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000010408 | BNY-171779309
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010408 | BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000010408 | BNY-22788C105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010408 | BNY-92537N108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010408 | BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010408 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000010408 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000010408 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000010408 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000010408 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000010407 | BNY-87612E106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010407 | BNY-37045V100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010407 | BNY-345370860
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010407 | BNY-15135B101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010407 | BNY-444859102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010407 | BNY-039483102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010407 | BNY-BQ6BPG9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010407 | BNY-126650100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010407 | BNY-260557103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010407 | BNY-125523100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010407 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000010407 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000010407 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000010407 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000010407 | Financial
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000010407 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000010407 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000010413 | BNY-BDSFG98
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010413 | BNY-144285103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010413 | BNY-859241101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010413 | BNY-925815102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010413 | BNY-25402D102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000010413 | BNY-04280A100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010413 | BNY-87305R109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010413 | BNY-576323109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010413 | BNY-980745103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010413 | BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010413 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000010413 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000010413 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000010413 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000010413 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000010413 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000010411 | BNY-042735100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010411 | BNY-053807103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000010411 | BNY-69318G106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000010411 | BNY-87162W100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000010411 | BNY-403949100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000010411 | BNY-521865204
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010411 | BNY-10922N103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010411 | BNY-829933100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010411 | BNY-700517105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010411 | BNY-55616P104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010411 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000010411 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000010411 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000010411 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000010411 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000010411 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000010410 | BNY-00108J109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010410 | BNY-739128106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010410 | BNY-04010E109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010410 | BNY-23834J201
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010410 | BNY-861896108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010410 | BNY-74366E102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010410 | BNY-55826T102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010410 | BNY-18467V109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010410 | BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010410 | BNY-53635D202
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010410 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000010410 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000010410 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000010410 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000010410 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000010410 | Financial
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000010409 | BNY-BD2B5Y0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000010409 | BNY-00404A109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010409 | BNY-651229106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010409 | BNY-29430C102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010409 | BNY-928298108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010409 | BNY-28035Q102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010409 | BNY-03937C105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010409 | BNY-60855R100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010409 | BNY-567908108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000010409 | BNY-22410J106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010409 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000010409 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000010409 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000010409 | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000010409 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000010390 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010390 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010390 | BNY-912810UU0
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000010390 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000010390 | Interest Rate Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000010404 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000010404 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000010404 | BNY-3133ERNW7
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000010404 | U.S. Government Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(87.20%)
C000010404 | Interest Rate Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(14.20%)
C000046626 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000046626 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000046626 | BNY-464288513
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000046626 | BNY-78468R622
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000046626 | Interest Rate Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000046626 | Centrally Cleared Credit Default Swap Agreements Protection Sold-S
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000010418 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000010418 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010418 | BNY-B908F01
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000010418 | BNY-404280406
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010418 | BNY-66987V109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010418 | BNY-B01DCL2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010418 | BNY-771195104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010418 | BNY-641069406
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010418 | BNY-826197501
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010418 | BNY-780259305
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010418 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000010418 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000010418 | Equity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	82.10%
C000010418 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000010418 | Financial
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000010418 | Currency Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	83.30%
C000010419 | Equity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	198.40%
C000010419 | Currency Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	199.10%
C000010402 | Currency Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	148.80%
C000010402 | OTC Currency Index Swap Agreements-L
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000010400 | Currency Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(156.40%)
C000010400 | OTC Currency Index Swap Agreements Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(43.40%)
C000010403 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000010403 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000010403 | BNY-3133ERNW7
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000010403 | Commodity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C000069235 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069235 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000069235 | BNY-40168Q304
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000069235 | Equity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000069235 | Interest Rate Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000069235 | Interest Rate Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(137.10%)
C000069235 | Currency Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(29.60%)
C000069235 | Commodity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000069235 | Commodity Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(31.50%)
C000010416 | BNY-40169J523
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000010416 | BNY-40169J416
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000010416 | BNY-40168Q304
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000010416 | BNY-16115Q308
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010416 | BNY-BYPZJQ6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010416 | BNY-25401T603
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010416 | BNY-49177J102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010416 | BNY-46005L101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010416 | BNY-68622V106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000010416 | BNY-146280508
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000010416 | Equity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000010416 | Interest Rate Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000010416 | Interest Rate Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(53.30%)
C000010416 | Currency Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000010416 | Currency Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(15.70%)
C000010416 | Commodity Futures Contracts Purchased-L
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000010416 | Commodity Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(17.50%)
C000010416 | OTC Custom Basket Swap Agreements Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(25.70%)
C000010416 | Equity Futures Contracts Sold Short-S
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000010416 | Closed-End Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000010416 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000010416 | OTC Custom Basket Swap Agreements-L
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000010379 | Federal Home Loan Bank - Federal Agency Notes
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000010379 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000010379 | Federal Farm Credit Bank - Federal Agency Notes
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000010379 | Federal Home Loan Bank - Federal Agency Discount Notes
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000010379 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	39.80%